Cover	Oct. 18, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2021
Entity File Number	001-34506
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Entity Tax Identification Number	27-0312904
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1601 Utica Ave. S.
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	453-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TWO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	601 Carlson Parkway
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55305